Victory Pioneer Core Equity Fund Average Annual Total Returns	12 Months Ended		60 Months Ended		78 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2025	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.88%	14.42%	14.42%		14.82%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.13%		9.11%			11.73%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.11%		6.74%			9.53%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.15%		6.55%			8.97%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.96%		9.54%			11.50%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		17.22%		10.75%	7.37%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		17.11%		10.65%			12.65%

[1]	Inception date is June 29, 2018.